Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000240326 | 40182711Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240326 | 40182549NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240326 | 40182575Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240326 | 40182541Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240326 | 40182656Meta Platforms Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240326 | 40182558Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240326 | 40182730Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240326 | 40182780GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240326 | 40182520Advanced Micro Devices Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240326 | 40182645Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240326 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240326 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240326 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240326 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240326 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240326 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240326 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000240326 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000240326 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000240327 | 40182711Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240327 | 40182549NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240327 | 40182575Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240327 | 40182541Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240327 | 40182656Meta Platforms Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240327 | 40182558Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240327 | 40182730Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240327 | 40182780GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240327 | 40182520Advanced Micro Devices Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240327 | 40182645Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240327 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000240327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000240327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000002470 | 40182502Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002470 | 40182792Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002470 | 40182609Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002470 | 40182751The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002470 | 40182545JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002470 | 40182743Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002470 | 40182618Micron Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002470 | 40182553Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002470 | 40182568Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002470 | 40182523Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002470 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000002470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002470 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002470 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000002470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002470 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156024 | 40182502Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000156024 | 40182792Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156024 | 40182609Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156024 | 40182751The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156024 | 40182545JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156024 | 40182743Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156024 | 40182618Micron Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156024 | 40182553Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156024 | 40182568Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156024 | 40182523Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156024 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156024 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156024 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156024 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000156024 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156024 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000156024 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000156024 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000156024 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000156024 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156024 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002468 | 40182534KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002468 | 40182654The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002468 | 40182674NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002468 | 40182703Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002468 | 40182595Synopsys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002468 | 40182794Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002468 | 40182747US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002468 | 40182514CMS Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002468 | 40182739Hubbell Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002468 | 40182603Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002468 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002468 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002468 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000002468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000002468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000002468 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002468 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000002468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002468 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002468 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156023 | 40182534KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156023 | 40182654The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156023 | 40182674NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156023 | 40182703Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156023 | 40182595Synopsys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156023 | 40182794Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156023 | 40182747US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156023 | 40182514CMS Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156023 | 40182739Hubbell Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156023 | 40182603Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156023 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156023 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156023 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156023 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000156023 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000156023 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000156023 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156023 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000156023 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156023 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156023 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002467 | 40182551Teradyne Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002467 | 40182733Datadog Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002467 | 40182543Rockwell Automation Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002467 | 40182516KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002467 | 40182505WW Grainger Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002467 | 40182498Quanta Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002467 | 40182803StandardAero Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002467 | 40182680Hubbell Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002467 | 40182493Monolithic Power Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002467 | 40182707Hilton Worldwide Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002467 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002467 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002467 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000002467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000002467 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000002467 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156022 | 40182551Teradyne Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156022 | 40182733Datadog Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156022 | 40182543Rockwell Automation Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156022 | 40182516KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156022 | 40182505WW Grainger Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156022 | 40182498Quanta Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156022 | 40182803StandardAero Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156022 | 40182680Hubbell Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156022 | 40182493Monolithic Power Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156022 | 40182707Hilton Worldwide Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156022 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156022 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156022 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156022 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156022 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000156022 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000156022 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000156022 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156022 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000156022 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000259717 | 40182825ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259717 | 40182782Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259717 | 40182850Siemens Energy AG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259717 | 40182813Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259717 | 40182726Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259717 | 40182807CaixaBank SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259717 | 40182735DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259717 | 40182858NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259717 | 40182842UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259717 | 40182822AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259717 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259717 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000259717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000259717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000259717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000259717 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000259717 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259717 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000259717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000259717 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259717 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259717 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000259717 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259717 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000259717 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259717 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259717 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259717 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000259717 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259717 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259717 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259717 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000259717 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000259717 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259717 | Germany
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000259717 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000259718 | 40182825ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259718 | 40182782Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259718 | 40182850Siemens Energy AG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259718 | 40182813Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259718 | 40182726Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259718 | 40182807CaixaBank SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259718 | 40182735DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259718 | 40182858NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259718 | 40182842UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259718 | 40182822AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259718 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259718 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259718 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259718 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000259718 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000259718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000259718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000259718 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000259718 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259718 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000259718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000259718 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259718 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259718 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000259718 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259718 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000259718 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259718 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259718 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259718 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000259718 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259718 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259718 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259718 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000259718 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000259718 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259718 | Germany
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000259718 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	27.60%